Additional information-Financial Statement Schedule I - Condensed statement of cash flows (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities
Profit before tax	£ 26,097,000	£ 56,538,000	£ 48,833,000
Adjustments for:
Equity-settled share-based payments	2,915,000	2,187,000	1,795,000
Foreign exchange losses on operating activities	994,000	2,646,000	(7,660,000)
Changes in working capital:
Other receivables	(72,027,000)	17,525,000	(31,741,000)
Net cash generated from operating activities	95,250,000	227,660,000	186,092,000
Cash flows from financing activities
Dividends paid	(21,982,000)	(23,295,000)	(20,084,000)
Net cash used in financing activities	(22,401,000)	(23,690,000)	(20,455,000)
Net (decrease)/increase in cash and cash equivalents	(48,420,000)	53,002,000	60,817,000
Cash and cash equivalents at beginning of year	290,267,000	229,194,000	155,752,000
Exchange losses on cash and cash equivalents	175,000	8,071,000	12,625,000
Cash and cash equivalents at end of year	242,022,000	290,267,000	229,194,000
Parent Company
Cash flows from operating activities
Profit before tax	18,559,000	21,282,000	20,000,000
Adjustments for:
Equity-settled share-based payments	2,915,000	2,187,000	1,795,000
Foreign exchange losses on operating activities	114,000	42,000
Changes in working capital:
Other receivables	(191,000)	(998,000)	(124,000)
Other payables	517,000	1,125,000	(1,590,000)
Net cash generated from operating activities	21,914,000	23,638,000	20,081,000
Cash flows from financing activities
Dividends paid	(21,982,000)	(23,295,000)	(20,084,000)
Net cash used in financing activities	(21,982,000)	(23,295,000)	(20,084,000)
Net (decrease)/increase in cash and cash equivalents	(68,000)	343,000	(3,000)
Cash and cash equivalents at beginning of year	522,000	221,000	224,000
Exchange losses on cash and cash equivalents	(114,000)	(42,000)
Cash and cash equivalents at end of year	£ 340,000	£ 522,000	£ 221,000